Cover	Jun. 26, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 26, 2025
Entity Registrant Name	ACV Auctions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40256
Entity Tax Identification Number	47-2415221
Entity Address, Address Line One	640 ELLICOTT STREET #321
Entity Address, City or Town	Buffalo
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14203
City Area Code	800
Local Phone Number	553-4070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.001 per share
Trading Symbol	ACVA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001637873
Amendment Flag	false